Form N-1A Cover	Mar. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN CENTURY MUTUAL FUNDS, INC.
Entity Central Index Key	0000100334
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 29, 2026
Prospectus Date	Mar. 01, 2026